BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
PROPERTY & EQUIPMENT
Impairment of its long-lived assets	$ 0	$ 0	$ 0	$ 0
Airframes | Minimum
PROPERTY & EQUIPMENT
Estimated useful life			10 years
Airframes | Maximum
PROPERTY & EQUIPMENT
Estimated useful life			25 years
Engines - Core | Minimum
PROPERTY & EQUIPMENT
Estimated useful life			7 years
Engines - Core | Maximum
PROPERTY & EQUIPMENT
Estimated useful life			12 years
Leasehold Improvements and Ground Equipment | Minimum
PROPERTY & EQUIPMENT
Estimated useful life			3 years
Leasehold Improvements and Ground Equipment | Maximum
PROPERTY & EQUIPMENT
Estimated useful life			25 years
Office and Ground Equipment | Minimum
PROPERTY & EQUIPMENT
Estimated useful life			5 years
Office and Ground Equipment | Maximum
PROPERTY & EQUIPMENT
Estimated useful life			7 years
Computer Hardware and Software | Minimum
PROPERTY & EQUIPMENT
Estimated useful life			3 years
Computer Hardware and Software | Maximum
PROPERTY & EQUIPMENT
Estimated useful life			5 years
Finance Lease Assets | Minimum
PROPERTY & EQUIPMENT
Estimated useful life			3 years
Finance Lease Assets | Maximum
PROPERTY & EQUIPMENT
Estimated useful life			25 years
Rotable Parts | Minimum
PROPERTY & EQUIPMENT
Estimated useful life			6 years
Rotable Parts | Maximum
PROPERTY & EQUIPMENT
Estimated useful life			16 years